Impact of Adoption of New Ifrs Standards in 2020	3 Months Ended
Mar. 31, 2020
Disclosure of initial application of standards or interpretations [abstract]
Impact of Adoption of New Ifrs Standards in 2020

4	Impact of adoption of new IFRS standards in 2020

(a)	IAS 1 Presentation of Financial Statements and IAS 8 Accounting policies, changes in accounting estimates and errors (amendment)

The amendments to IAS 1 and IAS 8 clarify the definition of material and seek to align the definition used in the Conceptual Framework with that in the standards themselves as well as ensuring the definition of material is consistent across all IFRS. The Company adopted these amendments effective January 1, 2020. The adoption of these amendments did not have a significant impact on the Company’s condensed interim consolidated financial statements.

(b)	Conceptual Framework for Financial Reporting

Together with the revised Conceptual Framework published in March 2018, the IASB also issued Amendments to References to the Conceptual Framework in IFRS Standards. The Company adopted the Revised Conceptual Framework effective January 1, 2020. The adoption of these amendments did not have a significant impact on the Company’s condensed interim consolidated financial statements.

IFRS pronouncements issued but not yet effective

(c)	IAS 1 – Presentation of Financial Statements

The amendment to IAS 1 clarifies how to classify debt and other liabilities as either current or non-current. The amendment will be effective for periods beginning on or after January 1, 2022. The Company is currently evaluating the new guidance and impacts on its consolidated financial statements.